UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company File Act Number: 811-05009
COLORADO BONDSHARES — A TAX-EXEMPT FUND
(Exact Name of Registrant as Specified in Charter)
1200 SEVENTEENTH STREET, SUITE 850, DENVER, COLORADO 80202
(Address of Principal Executive Offices, Zip Code)
FRED R. KELLY, JR.
SUITE 850, 1200 SEVENTEENTH STREET
DENVER, COLORADO 80202
(Name and Address of Agent for Service)
(303) 572-6990 (800) 572-0069 (OUTSIDE OF DENVER)
(Registrant’s Telephone Numbers, Including Area Code)
Date of fiscal year end: 9/30
Date of reporting period: 06/30/2006

ITEM 1. SCHEDULE OF INVESTMENTS.
Colorado BondShares – A Tax-Exempt Fund
Schedule of Investments (unaudited)
June 30, 2006
Colorado Municipal Bonds — 83.0%

Face Amount		Market Value
1,000,000	Adonea Metropolitan District No. 2 LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	$1,006,690
2,175,000	Antelope Heights Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023	2,365,965
2,000,000	Arista Metropolitan District Special Revenue Bond Series 2005, 6.75% due 12/1/2035	2,106,620
950,000	Aurora Multifamily Housing Revenue (River Falls Project) Senior Series 1999A, 5.70% due 7/1/2029	739,062
306,040	Aurora Centretech Metropolitan District G.O. Refunding and Improvement Series 1994, 6.00% due 12/1/2023 (b)	462,659
2,960,000	BNC Metropolitan District No.1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 8.00% due 6/1/2028	2,960,000
1,000,000	Beacon Pointe Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550
700,000	Beebe Draw Farms Metropolitan District G.O. Series 1998, 7.00% due 10/1/2018	675,948
5,095,000	Belle Creek Metropolitan District No. 1 G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	5,227,623
2,250,000	Black Hawk (City of) Device Tax Revenue Series 1998, 5.625% due 12/1/2021	2,266,267
700,000	Boulder County Variable Rate Demand Revenue (YCMA of Boulder Valley Project) Series 2006, 3.97% due 2/1/2031 (h)	700,000
1,845,000	Bradburn Metropolitan District No. 3 G.O. LTD Tax Series 2003, 7.50% due 12/1/2033	1,845,000
6,405,000	Bromley Park Metropolitan District No. 3 G.O. Exchange (LTD Tax to Unlimited Tax) Series 2001A and B, 8.00% due 12/1/2019-22	6,652,457
6,000,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2002B, 8.00% due 12/1/2022	6,128,760
4,730,000	Bromley Park Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/01/2028	4,814,762
5,000,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2005B, 4.22% due 7/1/2032 (h)	5,000,000
9,365,000	Broomfield Village Metropolitan District No. 2 Special Revenue Refunding Series 2003B, 4.72% due 7/1/2032 (h)	9,365,000
500,000	Castle Oaks Metropolitan District G.O. LTD Tax Series 2005, 6.00% due 12/1/2025	512,985
1,500,000	Castle Pines North Metropolitan District LTD Tax G.O. Variable Rate Refunding Series 2006C, 3.97% due 12/1/2024 (h)	1,500,000
25,000	Castle Rock (Town of) G.O. Series 1988-2, 10.375% due 12/1/2008	27,517
565,000	Castle Rock (Town of) LID No. 1988-2 Special Assessment Series 1988, 9.25%-10.375% due 12/1/2008 (i)	39,550

Colorado Municipal Bonds — (Continued)

Face Amount		Market Value
2,045,000	Central Platte Valley Metropolitan District Special Obligation Revenue Series 1998, 7.00% due 12/1/2017 (b)	$2,138,661
6,465,662	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992B, 0.00% due 1/1/2032 (a)(g)(i)	161,642
2,009,520	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, principal only, 0.00% due 1/1/2027 (a)(e)(i)	20,095
2,008,335	Colorado Centre Metropolitan District LTD Tax and Special Revenue Series 1992A, interest only, 9.00% due 1/1/2027 (f)(h)(i)	1,104,584
3,490,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Liberty Common School Project) Series 1999, 6.95% due 8/15/2019 (b)	3,680,554
880,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Crown Pointe Academy) Series 2000, 7.25% due 7/15/2025	914,637
1,155,000	Colorado Educational and Cultural Facilities Authority Private School Revenue (Escuela Tlatelolco Project) Series 2000A, 8.50% due 6/1/2022	1,053,995
375,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Elbert County Charter School Project) Series 2000A, 8.00% due 6/1/2010 (b)	406,913
5,410,000	Colorado Educational and Cultural Facilities Authority Student Housing Revenue (Inn at Auraria LLC Project) Series 2005A, 5.875% due 7/1/2023	5,271,125
2,080,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue (Belle Creek Charter School Project) Series 2002A, 7.625% to yield 7.75% due 3/15/2032	2,138,261
1,100,000	Colorado Educational and Cultural Facilities Authority Revenue Variable Rate (Denver Seminary Project) Series 2004, 3.97% due 7/1/2034 (h)	1,100,000
6,250,000	Colorado Educational and Cultural Facilities Authority Revenue Variable Rate (Colorado Christian University Project) Series 2004, 4.02% due 7/1/2034 (h)	6,250,000
785,000	Colorado Educational and Cultural Facilities Authority Charter School Revenue Refunding and Improvement (Elbert County Charter School Project) Series 2004, 7.375% to yield 7.45% due 3/1/2035	777,825
5,150,000	Colorado Educational and Cultural Facilities Authority Revenue Variable Rate (Denver Art Museum Project) Series 2004, 3.97% due 1/1/2034 (h)	5,150,000
1,780,000	Colorado Health Facilities Authority Variable Rate Demand Revenue (Golden West Manor Project) Series 2006A, 3.97% due 12/1/2037 (h)	1,780,000
5,275,000	Colorado Health Facilities Authority Variable Rate Demand Revenue Refunding (Craig Hospital Project) Series 2003, 3.97% due 12/1/2020 (h)	5,275,000
3,655,000	Colorado Housing and Finance Authority Economic Development Revenue (Micro Business Development Corporation Project) Series 2005, 6.75% due 12/1/2010	3,641,001
11,670,000	Colorado Housing and Finance Authority Adjustable Rate Class I Series A-1, 3.98% due 10/1/2030 (h)	11,670,000
6,100,000	Colorado Housing and Finance Authority Variable Rate Class I Series A-2, 3.98% due 4/1/2020 (h)	6,100,000
18,580,000	Colorado Housing and Finance Authority Adjustable Rate Multifamily Insured Mortgage Revenue 2002 Series AA, 3.98% due 10/1/2030 (h)	18,580,000
11,740,000	Colorado Housing and Finance Authority Multifamily Project Class I Adjustable Rate 2002 Series C4, 3.98% due 10/1/2032 (h)	11,740,000

Colorado Municipal Bonds — (Continued)

Face Amount		Market Value
6,000,000	Colorado Housing and Finance Authority Multifamily Project Class I Adjustable Rate 2005 Series B-3, 3.98% due 10/1/2036 (h)	$6,000,000
3,055,000	Colorado School of Mines Development Corporation Refunding Variable Rate Demand Series 2005, 4.12% due 9/1/2026 (h)	3,055,000
1,805,000	Colorado Springs Variable Rate Demand Obligation (Pikes Peak Mental Health Center Select Services, Inc. Project) Series 2003, 3.97% due 3/15/2023 (h)	1,805,000
5,000,000	Commerce City Northern Infrastructure General Improvement District G.O. Variable Rate Series 2006, 4.00% due 12/1/2028 (h)	5,000,000
2,455,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 7.50% due 12/1/2027	2,613,863
3,725,000	Conservatory Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.75% due 12/1/2034	3,725,000
1,000,000	Cornerstone Metropolitan District No. 1 Variable Rate Revenue Series 2006, 4.00% due 12/1/2036 (h)	1,000,000
1,025,000	Cotton Ranch Metropolitan District G.O. Series 1998A, 7.25% due 12/15/2017	1,029,274
3,445,000	Cotton Ranch Metropolitan District G.O. LTD Tax Refunding Series 1999A, 8.00% due 12/15/2017 (h)	3,442,416
2,100,000	Cottonwood Water and Sanitation District G.O. (LTD Tax through 2000) Refunding Series 1996A, 7.60% due 12/1/2012	2,162,055
3,145,000	Crested Butte Industrial Development Refunding and Improvement Revenue (Crested Butte Academy Project) Series 2006B, 7.50% due 8/15/2026	3,106,065
1,865,000	Denver (City and County of) Subordinate Multifamily Housing Revenue (Capitol Heights Apartments) Series 1999C, 8.00% due 5/1/2032	1,492,000
2,490,000	Denver (City and County of) Single Family Home Mortgage Revenue (Metro Mayors Caucus Single Family Mortgage Bond Program) Series 2001A, 6.30% due 11/1/2032	2,505,239
13,280,000	Denver (City and County of) Special Facilities Airport Revenue (United Airlines Project) Series 1992A, 6.875% due 10/1/2032 (a)	13,595,400
775,000	Denver West Metropolitan District G.O. Series 1997B, 5.70% due 12/1/2017	782,161
415,000	Eagle Riverview Affordable Housing Corporation Multifamily Housing Project Revenue Series 1999B, 7.00% due 7/1/2029	401,222
1,130,000	Eaglebend Affordable Housing Corporation Multifamily Housing Project Revenue Refunding Series B, 7.40% due 7/1/2021	1,155,798
7,500,000	East Cherry Creek Valley Water and Sanitation District Water Activity Enterprise, Inc. Variable Rate Water Revenue Series 2004, 3.00% due 11/15/2023 (h)	6,000,000
5,000,000	Ebert Metropolitan District Securitization Trust Series 2004-S1, Class A2 Certificates 4.12% due 12/1/2034 (h)	5,000,000
1,725,000	Ebert Metropolitan District Securitization Trust Series 2005-S1, Class A2 Certificates 4.12% due 12/1/2009 (h)	1,725,000
90,000	El Paso County Powers Boulevard/Drennan Road LID 1985-2 Special Assessment Refunding Series 1988, 8.875%-9.00% due 9/1/2000 (a)	9,000
10,943	Equi-Mor Holdings, Inc. Series 1999A Class A Pass-Through Certificates, 7.50% due 4/5/2018	10,943
620,000	Fort Lupton Golf Course Revenue Anticipation Warrants Senior Series 1996A, 8.50% due 12/15/2015 (a)	124,000

Colorado Municipal Bonds — (Continued)

Face Amount		Market Value
1,900,000	Fronterra Village Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001, 8.00% due 12/1/2021	$1,929,982
4,550,000	Fronterra Village Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2003, 8.00% due 12/1/2023	4,641,319
500,000	Galleria Metropolitan District G.O. LTD Tax Series 1999, 7.25% to yield 7.375% due 12/1/2019 (b)	550,790
920,000	Gateway Village GID Subordinate LTD Tax G.O. Series 1999, 7.00% due 6/1/2019 (b)	964,142
955,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018 (b)	989,094
795,000	Gateway Village GID G.O. Refunding and Improvement Series 1998, 6.00% due 12/1/2018	759,471
5,750,000	Grand Elk Ranch GID LTD Tax G.O. Series 2003, 8.00% due 12/1/2023	5,680,368
705,000	Greatrock North Water and Sanitation District LTD Tax G.O. Series 1998, 8.00% due 12/1/2017	708,032
1,000,000	High Plains Metropolitan District LTD Tax (Convertible to Unlimited Tax) G.O. Series 2005A, 6.125% to yield 6.25% due 12/1/2025	985,550
135,000	Idledale Fire Protection District G.O. Series 1993, 5.65%-5.80% due 12/15/2006-07	135,768
165,000	Las Animas (City of) G.O. Water Series 1989, 8.60% due 12/1/2009	167,566
585,000	Littleton (The) Riverfront Authority Tax Increment Revenue Refunding Series 1999A-1, 8.00% due 12/1/2008	589,001
6,245,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2003, 7.80% due 12/1/2027	6,475,940
1,945,000	Maher Ranch Metropolitan District No. 4 G.O. LTD Tax Series 2006, 7.00% due 12/1/2036	1,939,982
5,880,000	Moffat County Weekly Adjustable/Fixed Rate Pollution Control Revenue Refunding (Colorado-Ute Electric Association, Inc. Project) Tri-State Generation and Transmission Series 1984, 4.00% due 7/1/2010 (h)	5,880,000
260,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004A, 7.00% due 6/1/2043	258,617
2,000,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004B, 7.00% due 6/1/2043	1,989,360
565,000	Mount Carbon Metropolitan District LTD Tax and Revenue Refunding Series 2004C, 8.00% due 6/1/2043 (e)	40
1,500,000	Neu Towne Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.20% due 12/1/2023	1,500,000
1,275,000	North Pines Metropolitan District G.O. LTD Tax Series 2000, 9.00% due 12/1/2020	1,281,987
2,785,000	North Range Village Metropolitan District G.O. LTD Tax Series 2000, 8.00% due 12/1/2020	2,838,388
1,365,000	North Range Village Metropolitan District G.O. LTD Tax Series 2001, 4.9%-8.5% currently 8.30% due 12/1/2021 (h)	1,506,332
1,000,000	Northwest Metropolitan District No. 3 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.125% due 12/1/2025	1,035,750
1,520,000	Parker Jordan Metropolitan District G.O. Series 1998A, 6.25% due 12/1/2017 (b)	1,588,446

Colorado Municipal Bonds — (Continued)

Face Amount		Market Value
4,450,000	Parker Jordan Metropolitan District G.O. Series 2000, 7.25% to yield 7.375% due 12/1/2019 (b)	$4,918,852
5,940,000	Rendezvous Residential Metropolitan District G.O. LTD Tax Series 2002, 8.00% due 12/1/2021	5,940,000
11,439,000	Revenue Bond Certificate Series Trust 2004-1Senior Certificates of Beneficial Ownership (Castlegate 1 Apartments) 4.27% due 1/1/2028 (h)	11,439,000
3,100,000	Revenue Bond Certificate Series Trust 2004-13 Senior Certificates of Beneficial Ownership (Centennial East Apartments Project) 4.27% due 12/1/2033 (h)	3,100,000
970,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.40% due 12/1/2025	1,006,026
1,135,000	Riverdale Peaks II Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.50% due 12/1/2035	1,175,315
1,375,000	Routt County LID No. 2002-1 Special Assessment Series 2004A, 6.50% to yield 6.59% due 8/1/2024	1,333,860
148,147	Roxborough Village Metropolitan District Series 1993A, 9.00% due 12/31/2016 (i)	149,111
335,834	Roxborough Village Metropolitan District Series 1993B, principal only, 0.00% due 12/31/2021 (e)(i)	179,507
367,251	Roxborough Village Metropolitan District Series 1993B, interest only, 10.41% due 12/31/2042 (f)(i)	56,924
1,975,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1997, 7.125% due 12/1/2016	2,091,031
840,000	Sand Creek Metropolitan District G.O. LTD Tax Series 1998, 6.625% due 12/1/2017 (b)	893,222
2,000,000	Serenity Ridge Metropolitan District No. 2 Series 2004, 7.375% due 12/1/2024	2,000,000
1,285,000	Sheridan (City of) G.O. Series 1997, 7.50% due 12/1/2016	1,325,709
3,750,000	Solitude Metropolitan District Senior G.O. LTD Tax Series 2006, 7.00% due 12/1/2026	3,750,000
510,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 6.75% to yield 6.80% due 12/1/2016	554,263
1,000,000	Southlands Metropolitan District No. 1 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.00% to yield 7.05% due 12/1/2024	1,088,010
2,000,000	Southlands Metropolitan District No. 1 (LTD Tax Convertible to Unlimited Tax) Series 2004, 7.125% to yield 7.18% due 12/1/2034	2,178,600
1,000,000	Southpark Metropolitan District G.O. Refunding Series 1996, 6.60% to yield 6.75% due 12/1/2013	1,007,790
1,845,000	Sterling Hills Metropolitan District G.O. LTD Tax Refunding and Improvement Series 1998, 7.75% due 6/1/2018	1,902,619
3,225,000	Sterling Hills West Metropolitan District G.O. Exchange (LTD Tax Convertible to Unlimited Tax) Series 2001A, 8.00% due 12/1/2019	3,374,705
3,315,000	Sterling Hills West Metropolitan District G.O. (LTD Tax Convertible to Unlimited Tax) Series 2001B, 8.00% due 12/1/2021	3,527,988
3,012,007	Sterling Hills West Metropolitan District G.O. LTD Tax Series 2004, 7.50% due 12/1/2021	2,531,622
4,210,000	Tabernash Meadows Water and Sanitation District G.O. Series 2000, 8.40% due 6/1/2020	3,157,500
1,570,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1997, 8.00% due 6/1/2017 (b)	1,640,006
905,000	Todd Creek Farms Metropolitan District No. 2 LTD Tax G.O. Series 1999, 7.50% due 12/1/2018 (b)	940,286

Colorado Municipal Bonds — (Continued)

Face Amount		Market Value
12,185,000	United Water & Sanitation District Revenue Refunding and Improvement Series 2004A, 6.00% due 12/1/2013	$12,185,000
10,800,000	United Water & Sanitation District Revenue Series 2004B, 6.00% to yield 6.05% due 12/1/2012	10,742,652
500,000	Wheatlands Metropolitan District No. 2 G.O. (LTD Tax Convertible to Unlimited Tax) Series 2005, 6.00% due 12/1/2025	513,355
500,000	Wyndham Hill Metropolitan District No. 2 G.O. LTD Tax Series 2005, 6.25% due 12/1/2025	513,205

	Total Colorado Municipal Bonds (cost $330,689,312)	$339,688,227

Colorado Capital Appreciation and Zero Coupon — 8.9%

28,835,000	Bromley Park Metropolitan District No. 3 Subordinate LTD Tax G.O. Capital Appreciation Series 2006, 8.00% due 12/15/2031 (d)	$3,847,742
520,000	Colorado Health Facilities Authority Zero Coupon Retirement Housing Revenue (Liberty Heights Project) 1990 Subordinate Series B, 6.97% due 7/15/2020 (b)(d)	262,787
18,719,663	Cottonwood Water and Sanitation District G.O. Second Lien (LTD Tax Through 2001) Refunding Series 1998A, Capital Appreciation 8.00% due 12/1/2027 (d)	3,769,766
500,000	El Paso County School District No. 20 G.O. Refunding Series 1993A, Zero Coupon 6.10% due 6/15/2008 (d)	462,110
8,005,000	McKay Landing Metropolitan District No. 2 Subordinate G.O. LTD Tax Refunding Series 2004B, Capital Appreciation 7.50% due 12/1/2031 (d)	1,422,328
19,500,000	PV Water and Sanitation Metropolitan District Capital Appreciation Revenue Series 2006, 6.00% due 12/15/2017 (d)	9,734,595
906,622	Roxborough Village Metropolitan District Series 1993C, 9.84% due 12/31/2032 (d)(i)	18,132
9,415,000	Silver Peaks Metropolitan District No. 1 Revenue Series 2003, 8.00% due 12/1/2006-2012 (d)	7,284,789
13,910,000	United Water & Sanitation District Ravenna Project Water Activity Enterprise Capital Appreciation Revenue Series 2006, 6.50% due 12/15/2011 (d)	9,774,279

	Total Colorado Capital Appreciation and Zero Coupon Bonds (cost $41,916,460)	$36,576,528

Colorado Certificates of Participation — 0.2%

75,000	Arapahoe County Recreation District Refunding Certificates of Participation Series 1996, 5.20% due 12/1/2006	$75,438
600,000	Eagle-Vail Metropolitan District Building Authority (Golf Course Project) Series 1999, 6.00% due 12/1/2019	604,932

	Total Colorado Certificates of Participation Bonds (cost $602,330)	$680,370

Other Municipal Bonds — 7.9%

3,740,000	Class B Revenue Bond Certificate Series Trust 2004-1 Variable Rate Senior Certificates of Beneficial Ownership, 4.27% due 7/1/2037 (h)	$3,740,000

Other Municipal Bonds — (Continued)

Face Amount		Market Value
4,937,870	Freddie Mac Multifamily Variable Rate Certificates Series M001 Class B, 13.42% due 4/1/2037 (g)	$4,937,870
700,000	The Industrial Development Authority of the City of Kansas City, Missouri Multifamily Housing Revenue (Alexandria Apartments) Series 2005A, 6.75% due 1/1/2028	682,969
3,300,000	The Industrial Development Authority of the City of Kansas City, Missouri Subordinate Multifamily Housing Revenue (Alexandria Apartments) Series 2005B, 4.50% due 1/1/2008	3,290,991
5,400,000	The Industrial Development Authority of the City of Kansas City, Missouri Subordinate Senior Housing Revenue (The Residences at West Paseo Project) Series 2004B, 4.50% due 1/1/2007	5,400,000
525,000	Lisbon (City of) North Dakota Industrial Revenue Series 2002C (Harvest Board LLC), 15.00% due 4/1/2005 (a)	131,250
4,500,000	Lisbon (City of) North Dakota Industrial Revenue Series 2001A (Harvest Board LLC), 15.00% due 4/1/2011 (a)	1,125,000
210,000	Sandoval County New Mexico Project Revenue (New Mexico Tournament Soccer Complex) Series 1997, 7.50% due 8/15/2006	209,744
7,715,000	Revenue Bond Certificate Series Trust 2005-4 Senior Certificates of Beneficial Ownership (Hermitage Apartments Project), 4.27% due 5/1/2031 (h)	7,715,000
1,000,000	The Industrial Development Authority of the City of St. Louis, Missouri Senior Housing Revenue (Grant School Apartments) Series 2005A, 6.75% due 5/1/2027	989,960
3,900,000	The Industrial Development Authority of the City of St. Louis, Missouri Subordinate Senior Housing Revenue (Grant School Apartments) Series 2005B, 4.50% due 11/1/2006	$3,898,128

	Total Other Municipal Bonds (cost $35,927,870)	$32,120,912

Colorado Taxable Notes — 0%

227,347	Note receivable from Tabernash Meadows, LLC, A Colorado Limited Liability Company, 24.00% due 2/09/2002 (a)	$227,347

	Total Colorado Taxable Notes (cost $227,347)	$227,347

Total investments, at value (cost $409,363,319)	98.2%	$409,293,384

Other assets net of liabilities	1.8	7,604,256

Net assets	100.0%	$416,897,640

(a)	Non-income producing based upon the financial condition of the issuer. The face amount of bonds for which the accrual of interest income has been discontinued approximates $27,717,529 and a market value of $15,393,733, or 3.7% of net assets, as of June 30, 2006.

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents interest certificates whose characteristics are similar to zero coupon bonds. All interest based on the coupon rate is remitted upon maturity. Interest rate shown for interest certificates represents effective yield at acquisition. At June 30, 2006, the Fund had no such investments.

(d)	Interest rate shown for zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at June 30, 2006. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a variable/step rate bond.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $12,806,371 and a market value of $1,729,545, or less than 1% of net assets, respectively, as of June 30, 2006.
The following abbreviations are used in the descriptions of securities included in the Statement of Investments:
G.O. — General Obligation
GID — General Improvement District
LID — Local Improvement District
LTD — Limited

ITEM 2. Controls and Procedures.
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30(a)-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that such material information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.
(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3. Exhibits
(a)	Certification of President and Treasurer (principal executive and principal financial officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COLORADO BONDSHARES—
A TAX-EXEMPT FUND

/s/ Andrew B. Shaffer Andrew B. Shaffer,
President, Secretary and Treasurer

Date: August 29, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Andrew B. Shaffer Andrew B. Shaffer,
President, Secretary and Treasurer (Principal
Executive Officer and Principal Financial Officer)

Date: August 29, 2006

Exhibit Index

Exhibit No.	Description
(a)	Certification of President and Treasurer (principal executive and principal financial officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940.